Net Income - Interest Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Interest Costs [Abstract]
Interest paid to financial institutions	$ 79		$ 17	$ 16
Interest on lease liabilities	80		85	0
Interest on bonds payable	46		0	0
Others	1		2	2
Interest expenses	$ 206	$ 7	$ 104	$ 18